CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 45,926	¥ 297,500	¥ 196,857
Short-term deposits	3,087	20,000	239,466
Available-for-sale securities	52,695	341,348	15,715
Accounts receivable, net	6,460	41,849	37,745
Deferred tax assets	1,226	7,940	8,982
Prepaid expenses and other current assets	34,721	224,914	66,501
Total current assets	144,115	933,551	565,266
Non-current assets:
Investment in equity investee	1,706	11,048	11,048
Property and equipment, net	13,033	84,423	91,694
Intangible assets, net	229	1,482	3,610
Goodwill	122	789	789
Other non-current assets	122	791	1,039
Total assets	159,327	1,032,084	673,446
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB20,692 and RMB18,167 as of December 31, 2014 and 2015, respectively)	2,805	18,167	20,692
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB189,018 and RMB195,138 as of December 31, 2014 and 2015, respectively)	30,124	195,138	189,018
Accrued expenses and other liabilities, current portion (including accrued expenses and other current liabilities, current portion, of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB38,243 and RMB329,498 as of December 31, 2014 and 2015, respectively)	53,526	346,728	45,490
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB16,927 and RMB16,928 as of December 31, 2014 and 2015, respectively)	3,012	19,514	19,037
Total current liabilities	89,467	579,547	274,237
Non-current liabilities:
Deferred revenue, non-current portion (including deferred revenue, non-current portion, of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB2 and RMB6 as of December 31, 2014 and 2015, respectively)	1	6	2
Accrued expenses and other liabilities, non-current portion (including other non-current liabilities of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB5,650 and RMB6,902 as of December 31, 2014 and 2015, respectively)	1,065	6,902	5,650
Deferred tax liabilities	1,457	9,441	6,517
Total liabilities	$ 91,990	¥ 595,896	¥ 286,406
Commitments and contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2014 and 2015; 49,930,944 shares issued and outstanding as of December 31, 2014; 48,762,903 shares issued and outstanding as of December 31, 2015)	$ 54	¥ 350	¥ 354
Additional paid-in capital	54,308	351,796	358,768
Less: Treasury shares (5,310,240 and 4,145,727 shares as of December 31, 2014 and 2015, respectively)	(14,063)	(91,100)	(117,480)
Statutory reserves	1,566	10,141	10,103
Retained earnings	26,511	171,731	146,345
Accumulated other comprehensive loss	(1,039)	(6,730)	(11,050)
Total shareholders' equity	67,337	436,188	387,040
Total liabilities and shareholders' equity	$ 159,327	¥ 1,032,084	¥ 673,446